Unaudited Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Operating revenues
Time charter revenues	$ 53,300	$ 29,900	$ 86,900	$ 51,900
Other operating revenue	400	0	400	0
Total operating revenues	53,700	29,900	87,300	51,900
Operating expenses
Vessel operating expenses	(7,100)	(7,100)	(14,500)	(14,000)
Voyage expenses and commissions	(700)	(400)	(1,200)	(500)
General and administrative expenses	(1,900)	(1,500)	(3,100)	(2,600)
Depreciation and amortization	7,300	7,300	14,600	14,600
Total operating expenses	(17,000)	(16,300)	(33,400)	(31,700)
Operating income	36,700	13,600	53,900	20,200
Income (loss) from equity method investments	0	0	0	0
Financial income (expenses), net
Interest income	300	300	500	400
Interest expense	(12,400)	(12,800)	(24,800)	(25,900)
Total financial expenses, net	(12,100)	(12,500)	(24,300)	(25,500)
Net income (loss) before income tax	24,600	1,100	29,600	(5,300)
Income tax (expense) / credit	0	0	0	0
Net income (loss)	24,600	1,100	29,600	(5,300)
Net income (loss) attributable to non-controlling interests	0	0	0	0
Net income (loss) attributable to shareholders of Himalaya Shipping Ltd.	$ 24,600	$ 1,100	$ 29,600	$ (5,300)
Basic earnings (loss) per share (in USD per share)	$ 0.52	$ 0.02	$ 0.63	$ (0.12)
Diluted earnings (loss) per share (in USD per share)	$ 0.52	$ 0.02	$ 0.63	$ (0.12)